Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental information:
Cash paid for acquired businesses, net of cash acquired	$ 1	$ 2	$ 40	$ 35
Property and equipment
Supplemental information:
Cash paid for acquired businesses, net of cash acquired				1
Computer Software, Intangible Asset
Supplemental information:
Cash paid for acquired businesses, net of cash acquired		1	12	21
Customer base
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			12	12
Goodwill
Supplemental information:
Cash paid for acquired businesses, net of cash acquired		1	28	6
Other Assets
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			1
Deferred Income Taxes
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			(3)	(5)
Purchase price obligations and debt assumed
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			1	(1)
Net current assets (liabilities) assumed
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			$ (11)	$ 1